PP&E - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in impairment of materials and PP&E
PP&E at beginning of year	$ 6,033,942
PP&E at end of year	5,281,751	$ 6,033,942
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and PP&E
PP&E at beginning of year	58,412	75,112
Uses	(18,313)	(17,190)
Currency translation adjustments	753	(490)
PP&E at end of year	39,346	58,412
Materials | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(58,412)
PP&E at end of year	(39,346)	(58,412)
PP&ES | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(6,585)	(6,380)
(Increases)		(205)
Reclasifications	(11,670)
Uses	1,494
PP&E at end of year	$ (16,761)	$ (6,585)